RELATED PARTY TRANSACTIONS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 914	$ 1,953	$ 949
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	24,577	6,785	19,557
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	21,936	3,136	17,060
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	2,128	2,726	1,936
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	512	921	557
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 1	$ 2	$ 4